Share Capital	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
10.1 Capital issued

Accounting policies

Ordinary shares are classified in shareholders’ equity. The cost of equity transactions that are directly attributable to the issue of new shares or options is recognized in shareholders’ equity as a deduction from the proceeds of the issue.

Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2019		672	153,139	22,415,039
March 6, 2020	Capital increase	9	0	316,083
June 24, 2020	Subscription of 2020 warrants	—	1	—
June 26, 2020	Subscription of 2020 warrants	—	1	—
June 29, 2020	Subscription of 2020 warrants	—	2	—
June 30, 2020	Subscription of 2020 warrants	—	1	—
July 27, 2020	Capital increase	—	—	6,000
July 28, 2020	Private placement Capital increase	99	20,030	3,300,000
July 28, 2020	Private placement Capital increase transaction costs	—	(1,387)	—
December 16, 2020	U.S. Initial public offering initial deal € - Nasdaq (€11.14)	56	20,609	1,855,000
December 16, 2020	U.S. Initial public offering initial deal $ - Nasdaq ($13.50)	163	60,494	5,445,000
December 18, 2020	U.S. Initial public offering green shoe $ - Nasdaq ($13.50)	33	12,165	1,095,000
December 18, 2020	U.S. Initial public offering costs	—	(9,322)	—
December 31, 2020		1,033	255,735	34,432,122
March 31, 2021	Capital increase AGA 2018-1	1	—	24,500
March 31, 2021	Capital increase AGA 2019-1	11	—	369,250
April 20, 2021	Warrants attribution	—	(11)	—
May 31, 2021	Warrants subscription (BSA 2021)	—	43	—
December 31, 2021		1,045	255,767	34,825,872

As of December 31, 2021, the share capital was €1,044,776.16 divided into 34,825,872 fully paid in ordinary shares each with a par value of €0.03, as compared with the 2020 share capital of €1,032,963.66 divided into 34,432,122 fully paid in ordinary shares, each with a par value of €0.03 and the 2019 share capital of €672,451.17 divided into 22,415,039 fully paid in ordinary shares each with a par value of €0.03.

In 2021, the increase in share capital is inherent to the definitive acquisition of free shares warrants related to the AGA 2018-1 and AGA 2019-1 plans.

In 2020, the increase in share capital is mainly related to the U.S. initial public offering, which closed in December 2020. In the global offering, a total of 8,395,000 ordinary shares was issued, as follows:

•5,445,000 ordinary shares in the form of ADSs were issued in the United States at $13.50 per ADS;
•1,855,000 ordinary shares were issued through a concurrent offering in certain jurisdictions outside of the United States to certain investors at €11.14 per ordinary share; and,
•the underwriters for the global offering exercised in full their option to purchase 1,095,000 additional ADSs at the same public offering price of $13.50 per ADS.

As of December 31, 2020, €10.7 million of transaction costs had been recorded, €9.3 million of which were related to the initial public offering in the United States, and are recognized as a reduction to premiums related to share capital. Those transaction costs were almost paid in full as of December 31, 2020. The remaining €349 thousand were paid in 2021.
10.2 Treasury shares

On December 31, 2021, the Company held 15,456 treasury shares under a liquidity contract compared to 12,970 treasury shares as of December 31, 2020. This liquidity contract complies with the general regulations of, and market practices accepted by, the French Financial Markets Authority (“AMF”), entered into following the Company’s French initial public offering in 2012. These shares were deducted from IFRS equity in the amount of €202 thousand and €196 thousand as of December 31, 2021 and 2020, respectively.

10.3 Founders’ warrants, warrants, stock options and free shares

Accounting policies

Accounting policies for share-based payments are described in Note 17.

Detail of change in founders’ warrants, warrants, stock options and free shares

As of December 31, 2021 and 2020, the Company had the following type of equity plans in place: founders’ warrant (BSPCE) plans, warrant (BSA) plans, stock option (OSA) plans and free shares (AGA) plans.

The following tables summarize activity in these plans during the years ended December 31, 2021 and 2020.

Founders’ warrants (BSPCE)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2021	Issued	Exercised	Forfeited	Outstanding at December 31, 2021	Number of shares issuable
BSPCE 2012-2	December 18, 2012	6.63	100,000	—	—	—	100,000	100,000
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	—	50,000	50,000
BSPCE 09-2014	September 16, 2014	18.68	86,150	—	—	—	86,150	86,150
BSPCE 2015-1	February 10, 2015	18.57	68,450	—	—	—	68,450	68,450
BSPCE 2015-3	June 10, 2015	20.28	30,700	—	—	(350)	30,350	30,350
BSPCE 2016	February 2, 2016	14.46	202,617	—	—	(1,776)	200,841	200,841
BSPCE 2017	January 7, 2017	15.93	180,850	—	—	(1,350)	179,500	179,500
Total			718,767	—	—	(3,476)	715,291	715,291

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Exercised	Forfeited	Outstanding at December 31, 2020	Number of shares issuable
BSPCE 2012-2	December 18, 2012	6.63	100,000	—	—	—	100,000	100,000
BSPCE 08-2013	August 28, 2013	5.92	50,000	—	—	—	50,000	50,000
BSPCE 09-2014	September 16, 2014	18.68	92,100	—	—	(5,950)	86,150	86,150
BSPCE 2015-1	February 10, 2015	18.57	70,950	—	—	(2,500)	68,450	68,450
BSPCE 2015-3	June 10, 2015	20.28	38,400	—	—	(7,700)	30,700	30,700
BSPCE 2016	February 2, 2016	14.46	212,969	—	—	(10,352)	202,617	202,617
BSPCE 2017	January 7, 2017	15.93	187,166	—	—	(6,316)	180,850	180,850
Total			751,585	—	—	(32,818)	718,767	718,767
By way of exception, the Executive Board decided to lift, for three former employees and for two former members of the Executive Board, the continued service condition, and, where applicable for a former Executive Board member, the performance conditions to which the exercise of certain BSPCEs was subject, notwithstanding the termination of their employment agreement and/or corporate office.

The impact of share-based payments on income is detailed in Note 17.

The probability of meeting the performance conditions for the 2016 BSPCE, BSA and OSA performance plans was reassessed as of December 31, 2021. As a consequence, no new instrument became issuable.

Warrant Plans (BSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2021	Issued	Exercised	Forfeited	Outstanding at December 31, 2021	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	30,000	—	—	—	30,000	30,000
BSA 2013	April 10, 2013	6.37	6,000	—	—	—	6,000	6,000
BSA 2014	September 16, 2014	17.67	10,000	—	—	—	10,000	10,000
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	21,000
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	64,000
BSA 2015-2(b)	June 25, 2015	19.54	—	—	—	—	—	—
BSA 2016	February 2, 2016	13.74	36,208	—	—	(36,208)	—	—
BSA 2016-2	November 3, 2016	15.01	8,000	—	—	(8,000)	—	—
BSA 2017	January 7, 2017	15.76	18,000	—	—	—	18,000	18,000
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	—	28,000	28,000
BSA 2018-2	July 27, 2018	16.102	5,820	—	—	—	5,820	5,820
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	18,000
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	18,000
BSA 2021 (a)	April 21, 2021	13.47	—	48,103	—	(33,672)	14,431	14,431
BSA 2021 (b)	April 21, 2021	13.64	—	30,000	—	—	30,000	30,000
Total			263,028	78,103	—	(77,880)	263,251	263,251

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Exercised	Forfeited	Outstanding at December 31, 2020	Number of shares issuable
BSA 04-12	May 4, 2012	6.00	30,000	—	—	—	30,000	30,000
BSA 2013	April 10, 2013	6.37	6,000	—	—	—	6,000	6,000
BSA 2014	September 16, 2014	17.67	10,000	—	—	—	10,000	10,000
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	21,000
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	64,000
BSA 2015-2(b)	June 25, 2015	19.54	6,000	—	—	(6,000)	—	—
BSA 2016	February 2, 2016	13.74	36,208	—	—	—	36,208	36,208
BSA 2016-2	November 3, 2016	15.01	8,000	—	—	—	8,000	8,000
BSA 2017	January 7, 2017	15.76	18,000	—	—	—	18,000	18,000
BSA 2018-1	March 6, 2018	13.55	28,000	—	—	—	28,000	28,000
BSA 2018-2	July 27, 2018	16.102	5,820	—	—	—	5,820	5,820
BSA 2019-1	March 29, 2019	11.660	18,000	—	—	—	18,000	18,000
BSA 2020	March 17, 2020	6.59	—	18,000	—	—	18,000	18,000
Total			251,028	18,000	—	(6,000)	263,028	263,028
At a meeting on April 20, 2021, the Executive Board, acting pursuant to the delegation granted by the Company’s shareholders' meeting held on November 30, 2020 granted 48,103 warrants to members and observers of the Supervisory Board, each entitling its holder to subscribe one ordinary share, each with a par value of €0.03 and at a price of €13.47 (share premium included). The designated warrants included 18,103 warrants that were issued in replacement of certain 2016 ordinary warrants that became null on February 2, 2021. The subscription period was open from the date of the meeting of the Executive Board until September 30, 2021, inclusive. As of December 31, 2021, 14,431 warrants have been subscribed by their beneficiaries.

The warrants can be exercised at any time during a 10-year period, subject to the satisfaction of the following conditions:

•the subscription by the relevant beneficiary of his/her warrant;
•the relevant holder has attended at least 75% of the Supervisory Board meetings held during the twelve months preceding the exercise of the warrants or, as the case may be, the date the holder ceases to be part of the Group; and
•the recommended dose for two out of the three patient cohorts enrolled in the study 1100 has been determined in order to define the next steps of the immuno-oncology development plan.

It is being specified that (i) the Executive Board, with the prior approval of the Supervisory Board, shall acknowledge the satisfaction of such condition and (ii) such condition shall automatically be waived in the event of a change of control.

At the same meeting, the Executive Board, acting pursuant to the above mentioned delegation, also granted 30,000 warrants to a consultant of the Company, each warrant giving its holder the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €13.64 (share premium included) at any time during a 10-year period subject to (i) the subscription by such consultant of the warrants and (ii) the drafting by such consultant of a Chemistry, Manufacturing, Control (CMC) risk assessment report. The corresponding subscription period has been fixed from the date of the meeting of the Executive Board until July 20, 2021 inclusive. As of December 31, 2021, no warrants have been subscribed by the beneficiary. In addition, as of December 31, 2021 the report is not prepared yet. Therefore, the warrants are not vested yet.
At a meeting on March 17, 2020, the Executive Board, acting pursuant to the delegation granted by the thirty-fourth resolution of the annual shareholders' meeting dated April 11, 2019 and following the approval granted by the Supervisory Board on March 13, 2020, granted 18,000 warrants to members of the Supervisory Board, each entitling the holder to subscribe to a defined number of ordinary shares with a par value of €0.03, at a price of €6.59. The holders subscribed to the warrants prior to the end of the subscription period on September 30, 2020.
Stock Option Plans (OSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2021	Issued	Exercised	Forfeited	Outstanding at December 31, 2021	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	—	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	28,750	—	—	(500)	28,250	28,250
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	500,000
OSA 2020	March 11, 2020	6.25	400,709	—	—	(13,253)	387,456	387,456
OSA 2021-04	April 20, 2021	13.74	—	571,200	—	(80,000)	491,200	491,200
OSA 2021-06	June 21, 2021	12.99	—	120,000	—	—	120,000	120,000
Total			986,359	691,200	—	(93,753)	1,583,806	1,583,806

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Exercised	Forfeited	Outstanding at December 31, 2020	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	54,000	—	—	(2,000)	52,000	52,000
OSA 2019-1	March 29, 2019	11.08	30,250	—	—	(1,500)	28,750	28,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	500,000
OSA 2020	March 11, 2020	6.25	—	407,972	—	(7,263)	400,709	400,709
Total			589,150	407,972	—	(10,763)	986,359	986,359

At a meeting on April 20, 2021, the Executive Board, acting pursuant to delegations granted by the Company’s shareholders’ meeting held on November 30, 2020, granted to certain employees of the Group and members of the Executive Board 571,200 stock options (including 143,200 stock options and 428,000 performance stock options), each giving its holder the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €13.74 (share premium included). Such stock options are governed by the 2020 stock option plan adopted by the Executive Board on February 9, 2021 and approved by the Company’s annual shareholders’ meeting held on April 28, 2021 (the “2020 Stock Option Plan”).
The ordinary stock options are exercisable as follows:

•up to one-third of the ordinary stock options as from April 20, 2022;
•an additional one-third of the ordinary stock options as from April 20, 2023,
•the balance, i.e., one-third of the ordinary stock options as from April 20, 2024, subject to, for each increment, a continued service condition, and in any case,
•no later than 10 years after the date of grant, it being specified that stock options which have not been exercised by the end of this 10-year period will be forfeited by law.

The performance stock options may be exercised under the following conditions:

•10% of the stock options may be exercised when the market price of the Company’s shares on the regulated market of Euronext in Paris reaches €24.00,
•an additional 10% of the stock options may be exercised when the market price of the Company's shares on the regulated market of Euronext in Paris reaches €30.00,
•an additional 40% of the stock options may be exercised when the market price of the Company’s shares on the regulated market of Euronext in Paris reaches €40.00,
•an additional 40% of the stock options may be exercised when the market price of the Company's shares on the regulated market of Euronext in Paris reaches €60.00, and
•at the latest within 10 years of the date of grant, it being specified that stock options which have not been exercised by the end of this 10-year period will be forfeited by law.

It being specified that (i) among such performance stock options that may be exercised, and subject to, for each increment, a continued service condition, their holders may only exercise (x) up to 10% of such performance stock options as from April 20, 2022, (y) an additional 30% of such performance stock options as from April 20, 2023, and (z) the balance, i.e., 60% of such performance stock options as from April 20, 2024, and (ii) such additional vesting condition shall be automatically waived in the event of a change of control.

The number of ordinary and performance stock options that may be exercised under the above exercise schedules would always be rounded down to the nearest whole number.

At a meeting on June 21, 2021, the Executive Board, acting pursuant to the delegation granted by the shareholders’ meeting held on November 30, 2020 granted 60,000 ordinary stock options to Mr. Bart Van Rhijn following his entry into the Company and his appointment as a Member of the Executive Board. Such stock options are governed by the 2020 Stock Option Plan. Acting pursuant to a delegation granted by the Company’s annual shareholders’ meeting held on April 28, 2021, it also decided to adopt the 2021 stock option plan and to grant to Mr. Bart Van Rhijn 60,000 performance stock options governed by such plan. Each of such 120,000 stock options (whether ordinary and performance) gives it holders the right to subscribe one ordinary share, each with a par value of €0.03 and at a price of €12.99 (share premium included).

The exercise conditions of the 143,200 ordinary stock options and 428,000 performance stock options granted on April 20, 2021 described above shall apply mutatis mutandis to these 60,000 ordinary stock options and 60,000 performance stock options respectively, save for the anniversary date which shall be June 30 rather than April 20. In addition, in accordance with French regulation, the exercise of the above stock options (whether ordinary and performance) are subject to an additional performance condition as soon as they are granted to a member of the Executive Board: determination of the recommended dose for two of the three patient cohorts enrolled in the NBTXR3-1100 clinical study, in order to be able to define the next stage of the development plan in immuno-oncology.

At a meeting on March 11, 2020, the Executive Board adopted the 2019 Stock Option Plan and, acting pursuant to the authorization granted by the thirty-second resolution of the annual shareholders' meeting dated April 11, 2019, granted 407,972 stock options (the “OSA 2020”), 300,000 of which to members of the Executive Board and Mr. Alain Dostie and the remaining 107,972 to employees of the Company, under such 2019 Stock Option Plan. Each OSA 2020 entitles its holder to subscribe one ordinary share of the Company with a par value of €0.03, at an exercise price of €6.25 (issue premium included).

The OSA 2020 may be exercised as follows:

•up to one-third of the OSA 2020 as from March 11, 2021;
•an additional one-third of the OSA 2020 as from March 11, 2022; and
•the balance, i.e., one-third of the OSA 2020 as from March 11, 2023, subject to, for each increment, a continued service condition.

In addition, the Executive Board decided that the exercise of the OSA 2020 granted to members of the Executive Board and Mr. Alain Dostie would also be subject to the achievement of positive results in the 1100 study in 2020.
The satisfaction of this performance condition was acknowledged by the Executive Board, with the approval of the supervisory board, on March 17, 2021.

By way of exception, the Executive Board decided to lift the continued service condition of the OSA 2020 for two former Executive Board members as well as to accelerate, as from June 30, 2021, the vesting of the OSA 2020 one of these former executive board members holds, enabling him to exercise all of them, in the context of his departure from the Company.

Free share plans (AGA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2021	Issued	Definitively acquired	Forfeited	Outstanding at December 31, 2021	Number of shares exercisable
AGA 2018-1	March 6, 2018	n.a.	24,500	—	(24,500)	—	—	—
AGA 2018-2	July 27, 2018	n.a.	—	—	—	—	—	—
AGA 2019-1	March 29, 2019	n.a.	372,000	—	(369,250)	(2,750)	—	—
AGA 2020	March 11, 2020	n.a.	50,000	—	—	—	50,000	50,000
AGA 2021	April 20, 2021	n.a.	—	362,515	—	(2,003)	360,512	360,512
Total			446,500	362,515	(393,750)	(4,753)	410,512	410,512

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2020	Issued	Definitively acquired	Forfeited	Outstanding at December 31, 2020	Number of shares exercisable
AGA 2018-1	March 6, 2018	n.a.	355,250	—	(316,083)	(14,667)	24,500	24,500
AGA 2018-2	July 27, 2018	n.a.	6,000	—	(6,000)	—	—	—
AGA 2019-1	March 29, 2019	n.a.	385,000	—	—	(13,000)	372,000	372,000
AGA 2020	March 11, 2020	n.a.	—	50,000	—	—	50,000	50,000
Total			746,250	50,000	(322,083)	(27,667)	446,500	446,500

At a meeting on April 20, 2021, the Executive Board, acting pursuant to the authorization granted by Company’s shareholders’ meeting on November 30, 2020, granted 362,515 free shares, each with a par value of €0.03 to certain employees of the Group and members of the Executive Board. Such free shares will be subject to a one-year holding period starting at the end of the two-year acquisition period, i.e. starting on April 20, 2023. Such free shares are governed by the 2020 free share plan adopted by the Executive Board on February 9, 2021.

Furthermore, the final vesting of the free shares granted to members of the Executive Board is conditioned upon the determination of the recommended dose for two out of the three patient cohorts enrolled in the NBTXR3-1100 clinical study in order to define the next steps of the development plan in immuno-oncology.

At a meeting on March 11, 2020, the Executive Board, acting pursuant to the authorization granted by the thirty-third resolution of the annual shareholders’ meeting dated April 11, 2019, granted 50,000 free shares (the “AGA 2020”) with a par value of €0.03 to Ms. Anne-Juliette Hermant, a member of the Executive Board.

In addition to the acquisition and holding conditions detailed below, the acquisition of the AGA 2020 granted to Ms. Hermant is conditioned upon the achievement of positive results in Study 1100 in 2020. The satisfaction of this performance condition was acknowledged by the Executive Board, with the approval of the Supervisory Board, on March 17, 2021.

Free share vesting conditions

The AGA 2020 and AGA 2021 are subject to, for French tax residents, a two-year acquisition period and a one-year holding period, and, for foreign tax residents, a three-year acquisition period. The free shares granted by the Company are definitively acquired at the end of the acquisition period as set by the Executive Board. At the end of such period, the beneficiary is the owner of the shares. However, during the holding period (as set by the Executive Board), if any, the shares may not be sold, transferred or pledged.
Unless otherwise decided by the supervisory and executive boards of the Company, the AGA 2020 and the AGA 2021 are subject to continued service during the acquisition period (i.e., for the AGA 2020, until March 11, 2022 and for AGE 2021, until April 20, 2023), it being specified that, failing such continued service, the beneficiary definitively and irrevocably loses his or her right to acquire the relevant AGA 2020 or AGA 2021.

Unless otherwise decided by the supervisory and executive boards of the Company, in the event of disability or death of a beneficiary before the end of the acquisition period, the relevant free shares shall be definitely acquired at, respectively, the date of disability or the date of the request of allocation made by his or her beneficiary in the framework of the inheritance, provided that such request is made within six months from the date of death.

At a meeting on March 17, 2021, the Executive Board acknowledged the definitive acquisition of 24,500 free shares granted on March 6, 2018 following a three-year acquisition period, thus acknowledging the related share capital increase of €735.

At a meeting on April 1, 2021, the Executive Board acknowledged the definitive acquisition of 369,250 free shares granted on March 29, 2019 following a two-year acquisition period, thus acknowledging the related share capital increase of €11,077.50.

At a meeting on September 22, 2020, the Executive Board acknowledged the definitive acquisition of 6,000 free shares granted on July 27, 2018 following a two-year acquisition period, thus acknowledging the related share capital increase of €180.

In accordance with the terms of the free shares, the Executive Board decided to lift, for seven Company’s employees and a former Executive Board member, the continued service condition to which the definitive acquisition of their free shares is subject, notwithstanding the termination of their employment agreement or corporate office. The impact of share-based payments on income is discussed in Note 17. As of December 31, 2021, the assumptions related to the estimated vesting of the founders’ warrants, the warrants and performance stock-options have been updated (see Note 17).